Significant accounting policies - Somos - Anglo (Predecessor) (Tables)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Significant accounting policies
Schedule of estimated useful lives of property, plant and equipment
Years

Property, buildings, and leasehold improvements	5-20
IT equipment	3-10
Furniture, equipment and fittings	3-10

Somos - Anglo (Predecessor)
Significant accounting policies
Schedule of estimated useful lives of property, plant and equipment
Years
Property, buildings and leasehold improvements	5 - 20
IT equipment	3 - 10
Furniture, equipment and fittings	3 - 10
Land (for finance leasings)	10